SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

2018
In millions, except per share amounts (Unaudited)	1st	2nd	3rd	4th	Year
Net sales	$12,237	$12,789	$12,634	$11,944	$49,604
Cost of sales	$9,980	$10,540	$10,456	$10,098	$41,074
Gross margin	$2,257	$2,249	$2,178	$1,846	$8,530
Restructuring, goodwill impairment and asset related charges - net [1]	$87	$40	$48	$46	$221
Integration and separation costs	$224	$262	$313	$380	$1,179
Income from continuing operations, net of tax	$925	$810	$714	$491	$2,940
Income from discontinued operations net of tax	$514	$554	$335	$432	$1,835
Net income [2]	$1,439	$1,364	$1,049	$923	$4,775
Net income attributable to Dow Inc. and The Dow Chemical Company	$1,404	$1,333	$1,013	$891	$4,641
Earnings per common share from continuing operations - basic [3]	$1.21	$1.05	$0.91	$0.63	$3.80
Earnings per common share from continuing operations - diluted [3]	$1.21	$1.05	$0.91	$0.63	$3.80

1.	See Note 8 for additional information.

2.	Includes tax adjustments related to The Act, enacted on December 22, 2017. See Note 10 for additional information.

3.	Earnings per common share amounts relate only to Dow Inc. as TDCC common shares are not publicly traded and are all owned by Dow Inc.

2017
In millions, except per share amounts (Unaudited)	1st	2nd	3rd	4th	Year
Net sales	$10,124	$10,554	$10,991	$12,061	$43,730
Cost of sales	$8,346	$8,703	$8,979	$10,322	$36,350
Gross margin	$1,778	$1,851	$2,012	$1,739	$7,380
Restructuring, goodwill impairment and asset related charges (credits) - net [1]	$—	$(12)	$117	$2,634	$2,739
Integration and separation costs	$109	$136	$290	$263	$798
Income (loss) from continuing operations, net of tax	$614	$812	$505	$(3,218)	$(1,287)
Income from discontinued operations, net of tax	$301	$548	$296	$737	$1,882
Net income (loss) [2]	$915	$1,360	$801	$(2,481)	$595
Net income (loss) attributable to Dow Inc. and The Dow Chemical Company	$888	$1,322	$779	$(2,524)	$465
Earnings (loss) per common share from continuing operations - basic [3]	$0.81	$1.04	$0.64	$(4.36)	$(1.88)
Earnings (loss) per common share from continuing operations - diluted [3]	$0.80	$1.03	$0.64	$(4.36)	$(1.88)

1.	See Note 8 for additional information.

2.
See Notes 7, 9, 10, 18 and 21 for additional information on items materially impacting "Net income (loss)." The fourth quarter of 2017 included: tax adjustments related to The Act, enacted on December 22, 2017, and a charge related to payment of plan obligations to certain participants of a U.S. non-qualified pension plan. The third quarter of 2017 included a gain related to the sale of the Company's EAA Business. The second quarter of 2017 included a gain related to the Nova patent infringement award.

3.	Earnings per common share amounts relate only to Dow Inc. as TDCC common shares are not publicly traded and are all owned by Dow Inc.